Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Derivative Instruments by Risk Exposure [Abstract]
Schedule of Financial Instruments
Financial liabilities:

	December 31,
	2011	2012
Notes payable to banks	40,680	61,675
Accounts payable	157,549	151,761
Current portion of long-term debt	4,332	6,316
Long-term debt	15,319	12,632
Convertible subordinated debt	135,078	—
Derivative instruments designated in fair value hedges	1,764	—
Financial assets:

	December 31,
	2011	2012
Cash and cash equivalents	390,250	290,475
Pledged cash deposits	20,000	20,000
Accounts receivable	330,891	304,840
Investments	1,044	278
Derivative instruments designated in cash flow hedges	—	145

Schedule of Gains or Losses Related to Financial Instruments
Gains or losses related to financial instruments are as follows:

	Year ended December 31,
	2011	2012
Interest income	2,902	1,989
Interest expense	(13,497)	(12,113)
Accretion interest expense convertible notes at amortized value	(4,401)	(4,469)
Loss resulting from early extinguishment of debt	(824)	(2,209)
Result from investments	—	(766)
Revaluation conversion option	(4,378)	—
Losses Foreign currency exchange, net	7,040	(3,957)
Addition to allowance for doubtful accounts receivable	(356)	(2,825)

Schedule of Financial Assets and Financial Liabilities That are Measured at Fair Value on a Recurring Basis
The following table presents the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis.

	At carrying value	At fair value Level 1	Level 2	Level 3	Total
December 31, 2011
Liabilities:
Derivative financial instruments 1)	1,764	—	1,764	—	1,764
Total	1,764	—	1,764	—	1,764
December 31, 2012
Assets:
Derivative financial instruments 1)	145	—	145	—	145
Total	145	—	145	—	145

1) Derivative financial instruments consist of forward foreign exchange contracts.

Schedule of Outstanding Forward Exchange Contracts
The outstanding forward exchange contracts are as follows:

	Currency	Notional amount	Fair value	Included in accumulated other comprehensive income (loss)
			Euro	Euro
December 31, 2011
Liabilities
Fair value hedge contracts:
Short position	US$	(56,975)	1,764	—
December 31, 2012
Assets:
Fair value hedge contracts:
Short position	US$	(27,100)	(145)	—

Schedule of Company's Price Sensitivity Impact on Equity
The following table analyzes the Company’s sensitivity to a hypothetical 10% strengthening and 10% weakening of the US dollar, Singapore dollar, Hong Kong dollar and Japanese yen against the euro as of December 31, 2011 and December 31, 2012. This analysis includes foreign currency denominated monetary items and adjusts their translation at year end for a 10% increase and 10% decrease of the US dollar, Singapore dollar, Hong Kong dollar or Japanese yen against the euro. A positive amount indicates an increase in equity. Recognized in equity is the revaluation effect of subsidiaries denominated in US dollar, Singapore dollar, Hong Kong dollar and Japanese yen.

	Impact on equity
	2011	2012
10% increase of US dollar versus euro	3,656	4,564
10% decrease of US dollar versus euro	(3,656)	(4,564)
10% increase of Singapore dollar versus euro	5,028	5,868
10% decrease of Singapore dollar versus euro	(5,028)	(5,868)
10% increase of Hong Kong dollar versus euro	66,702	56,693
10% decrease of Hong Kong dollar versus euro	(66,702)	(56,693)
10% increase of Japanese yen versus euro	4,908	5,294
10% decrease of Japanese yen versus euro	(4,908)	(5,294)

Schedule of Company's Price Sensitivity Impact on Net Earnings
The following table analyzes the Company’s sensitivity to a hypothetical 10% strengthening and 10% weakening of the US dollar, Hong Kong dollar and Japanese Yen against the euro at average exchange rates for the years 2011 and 2012. A positive amount indicates an increase in net earnings.

	Impact on net earnings
	2011	2012
10% increase of Japanese yen versus euro	(519)	923
10% decrease of Japanese yen versus euro	519	(923)
10% increase of US dollar versus euro	1,887	915
10% decrease of US dollar versus euro	(1,887)	(915)
10% increase of Hong Kong dollar versus euro	14,392	3,630
10% decrease of Hong Kong dollar versus euro	(14,392)	(3,630)

Summary of Company's Contractual Obligations
The following table summarizes the Company’s contractual obligations as at December 31, 2012 aggregated by type of contractual obligation:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Notes payable to banks [1]	62,686	62,686	—	—	—
Long-term debt [1]	19,957	6,821	13,136	—	—
Operating leases	72,526	21,430	29,904	13,963	7,229
Pension liabilities	12,540	418	931	1,603	9,588
Purchase obligations:
Purchase commitments to suppliers	141,908	139,221	2,687	—	—
Capital expenditure commitments	10,553	10,273	280	—	—
Unrecognized tax benefits (ASC 740)	22,511	22,511	—	—	—
Total contractual obligations	342,681	263,360	46,938	15,566	16,817

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(1)	Including accrued interest based on the percentages at the reporting date.